Subsequent Events	6 Months Ended
Jun. 30, 2018
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 15: SUBSEQUENT EVENTS

a)  In August 2019, Navios Holdings announced that it sold its ship management division and certain general partnership interests (the “Transaction”) to N Shipmanagement Acquisition Corp. and related entities (“NSAC”), affiliated with Company’s Chairman and Chief Executive Officer, Angeliki Frangou. The Company received aggregate consideration of $20,000 (including assumption of liabilities) and new five-year service agreements under which NSAC will provide technical and commercial management services at fixed rates (as described below) and administrative services, reimbursed at allocable cost.

As a result of the Transaction:

  The Company is a holding company owning dry bulk vessels and various investments in entities owning maritime and infrastructure assets.
  NSAC owns all entities providing ship management services and employs all associated people.
  The Company will pay a fixed rate of $3.7 per day per vessel, which will cover all technical and commercial management services and operating costs, other than dry-docking and special surveys. This rate will be fixed for a two-year period and will increase thereafter by 3% annually.
  NSAC will provide all administrative services to the Company and will be reimbursed at allocable cost.
  NSAC will own the general partner interests in Navios Containers and Navios Partners.
  The Company will deconsolidate Navios Containers from August 30, 2019 onwards.
  NSAC entered into:
    a management agreement with Navios Acquisition whereby Navios Tankers Management Inc. (“Tankers Management”) agreed to provide commercial and technical management services to Navios Acquisition’s vessels (i) for a fixed daily fee of $6.5 per MR2 product tanker and chemical tanker vessel, $7.15 per LR1 product tanker vessel and $9.5 per VLCC through December 31, 2019; (ii) for a fixed daily fee of $6.8 per MR2 product tanker and chemical tanker vessel, $7.2 per LR1 product tanker vessel and $9.65 per VLCC for two years commencing on January 1, 2020; (iii) a 3% annual increase thereafter of the fixed daily fee through January 1, 2025; and (iv) a technical and management daily fee of $0.1 per vessel, through January 1, 2025. Drydocking expenses will be reimbursed by Navios Acquisition at cost at occurrence. The term of this agreement is until January 1, 2025 and shall be automatically renewed for a period of five years.
    a management agreement with Navios Partners whereby Navios Shipmanagement Inc. (“NSM”) agreed to provide commercial and technical management services to Navios Partners’ vessels (i) for a fixed daily fee of $4.2 daily rate per Ultra-Handymax vessel, $4.3 daily rate per Panamax vessel, $5.25 daily rate per Capesize vessel and $6.7 daily rate per container vessel of TEU 6,800 through December 31, 2019; (ii) for a fixed daily fee of $4.35 daily rate per Ultra-Handymax vessel, $4.45 daily rate per Panamax vessel, $5.4 daily rate per Capesize vessel and $6.9 daily rate per container vessel of TEU 6,800 for two years commencing on January 1, 2020; (iii) a 3% annual increase thereafter of the fixed daily fee through January 1, 2025; and (iv) a technical and management daily fee of $0.1 per vessel, through January 1, 2025. Drydocking expenses will be reimbursed by Navios Partners at cost at occurrence. The term of this agreement is until January 1, 2025 and shall be automatically renewed for a period of five years.
    a management agreement with Navios Containers whereby NSM agreed to provide commercial and technical management services to Navios Containers’ vessels (i) for a fixed daily fee of $6.1 per day for up to 5,500 TEU container vessels, $6.7 per day for above 5,500 TEU and up to 8,000 TEU container vessels and $7.4 per day for above 8,000 TEU and up to 10,000 TEU container vessels through December 31, 2019; (ii) for a fixed daily fee of $6.3 per day for up to 5,500 TEU container vessels, $7.8 per day for above 5,500 TEU and up to 8,000 TEU container vessels and $8.3 per day for above 8,000 TEU and up to 10,000 TEU container vessels for two years commencing on January 1, 2020; (iii) a 3% annual increase thereafter of the fixed daily fee through January 1, 2025; and (iv) a technical and management daily fee of $0.1 per vessel, through January 1, 2025. Drydocking expenses will be reimbursed by Navios Partners at cost at occurrence. The term of this agreement is until January 1, 2025 and shall be automatically renewed for a period of five years.
    an administrative agreement with Navios Logistics whereby the administrative services agreement originally entered into between Navios Logistics and the Company on April 12, 2011, first assigned to Navios Corporation (“NC”) on May 28, 2014 and subsequently amended on April 6, 2016 (extending the duration of the agreement until December 2021), was assigned from NC to NSM. Thereafter NSM will continue to provide certain administrative management services to Navios Logistics. NSM will be reimbursed for reasonable costs and expenses incurred in connection with the provision of these services.
    an administrative agreement with Navios Acquisition whereby Tankers Management provides administrative services to Navios Acquisition. Tankers Management extended the duration of its existing administrative services agreement with Navios Acquisition until January 1, 2025, to be automatically renewed for a period of five years, pursuant to its existing terms.
    an administrative agreement with Navios Partners whereby NSM provides administrative services to Navios Partners. NSM extended the duration of its existing administrative services agreement with Navios Partners until January 1, 2025, to be automatically renewed for a period of five years, pursuant to its existing terms.
    an administrative agreement with Navios Containers whereby NSM provides administrative services to Navios Containers. NSM extended the duration of its existing administrative services agreement with Navios Containers until January 1, 2025, to be automatically renewed for a period of five years, pursuant to its existing terms.

The Company simultaneously entered into a secured loan agreement with NSAC whereby the Company agreed to repay NSAC $125,000 (subject to post-closing adjustment) over a five-year period. In general, the amount owed reflects the excess of (i) the liabilities of the ship management business (including liabilities for advances previously made by affiliates to the Company for ongoing operating costs, including technical management services, supplies, dry-docking and related expenses) other than liabilities the assumption of which forms part of the consideration for the Transaction over (ii) the short term assets of the ship management business. Of the amount owed, $47,000 will be repayable during the first 12 months in equal quarterly installments, with the remaining principal amount repayable in equal quarterly installments over the following 48 months. In certain cases, amortization can be deferred. The loan agreement provides for interest at 5% annually, and 7% annually for deferred principal amounts.

The closing of the Transaction occurred simultaneously with the execution of the definitive transaction agreements.

The Company’s Board of Directors formed a Special Committee of independent and disinterested directors to consider the Transaction. The Special Committee, with the assistance of its independent financial and legal advisors, exclusively negotiated the terms of the transaction agreements and approved the transaction on behalf of the Board of Directors.

Pareto Securities AS acted as financial advisor and Debevoise & Plimpton LLP acted as legal counsel to the Special Committee

b)  In August 2019, Navios Holdings acquired from an unrelated third party, a previously chartered-in vessel, Navios Victory, a 2014 built, 77,095 dwt vessel, for a total acquisition price of $14,500 which was paid in cash.

c)  In July 2019, the Company agreed to sell to an unrelated third party the Navios Primavera, a 2007-built Ultra Handymax vessel of 53,464 dwt, for a total net sale price of $9,891, to be paid in cash, with delivery expected in September 2019. The loss due to sale is expected to be approximately $1,673.

d)  In July 2019, Navios Containers converted the obligation to purchase a 2011-built 10,000 TEU containership, into an option, expiring on March 31, 2020. The agreement grants Navios Containers the option and the right of first refusal to acquire the vessel at terms mutually agreed with the seller. In case Navios Containers does not exercise the option and the containership is not sold to a third party by March 31, 2020, Navios Containers will be required to make a payment of $3,000 to the sellers.